Net Interest Income	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Net Interest Income	3. NET INTEREST INCOME

			Group
	2023	2022	2021
	£m	£m	£m
Interest and similar income:
Loans and advances to customers	8,888	5,854	4,685
Loans and advances to banks	1,865	651	54
Reverse repurchase agreements – non-trading	625	149	35
Other	475	168	56
Total interest and similar income(1)	11,853	6,822	4,830
Interest expense and similar charges:
Deposits by customers	(3,283)	(827)	(331)
Deposits by banks	(1,167)	(496)	(23)
Repurchase agreements – non-trading	(538)	(120)	(3)
Debt securities in issue	(2,024)	(795)	(372)
Subordinated liabilities	(169)	(108)	(92)
Other	(5)	(4)	(12)
Total interest expense and similar charges(2)	(7,186)	(2,350)	(833)
Net interest income	4,667	4,472	3,997
(1)Includes £230m (2022: £87m, 2021: £22m) of interest income on financial assets at FVOCI.
(2)Includes £707m (2022: £6m, 2021: £317m) of interest expense on the effective part of derivatives hedging debt issuances and £3m (2022: £3m, 2021: £3m) of interest expense on lease liabilities.